Investments in Associates - Disclosure of Significant Changes in Carrying Amount of Investment Associates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Beginning balance	$ 150,834	$ 125,313
Shares acquired		3,343
Dilution gain	953
Share of net loss	(17,465)	(6,178)
Sale of partial interest	(20,053)
Reclassification of retained interest to marketable securities	(85,006)
Ending balance	29,263	150,834
Premier Gold Mines Limited
Disclosure of associates [line items]
Shares acquired		28,356
i-80 Gold
Disclosure of associates [line items]
Beginning balance	119,867
Shares acquired		0
Ending balance		119,867
i-80 Gold | Premier Gold Mines Limited
Disclosure of associates [line items]
Beginning balance	119,867	125,313
Shares acquired		0
Dilution gain	953
Share of net loss	(15,761)	(5,446)
Sale of partial interest	(20,053)
Reclassification of retained interest to marketable securities	(85,006)
Ending balance	0	119,867
Sandbox
Disclosure of associates [line items]
Beginning balance	30,967	0
Shares acquired		3,343
Share of net loss	(1,704)	(732)
Ending balance	29,263	30,967
Sandbox | Premier Gold Mines Limited
Disclosure of associates [line items]
Shares acquired		$ 28,356
Dilution gain	0
Sale of partial interest	0
Reclassification of retained interest to marketable securities	$ 0